SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Nov. 30, 2020 share $ / shares	Nov. 30, 2019 share	Nov. 30, 2018 share	Nov. 30, 2017 share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	2,950,000	3,150,000	125,000	750,000
Numbers of options exercisable	2,300,000
Weighted average remaining contractual life(year)	3 years 3 months 29 days
Weighted average exercise price | $ / shares	$ 0.58
January 15, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	2,150,000
Numbers of options exercisable	1,881,250
Weighted average remaining contractual life(year)	2 years 3 months 10 days
Weighted average exercise price | $ / shares	$ 0.44
March 20, 2024 [Member] | Exercise Price 0.60 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	150,000
Numbers of options exercisable	93,750
Weighted average remaining contractual life(year)	2 months 1 day
Weighted average exercise price | $ / shares	$ 0.03
November 28, 2024 [Member] | Exercise Price 0.50 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	650,000
Numbers of options exercisable	325,000
Weighted average remaining contractual life(year)	10 months 17 days
Weighted average exercise price | $ / shares	$ 0.11